Selling and Administrative Expenses - Summary of Other Administrative Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [Line Items]
Wages and salaries	₩ 3,316,364	₩ 3,313,642	₩ 3,372,831
Expenses related to post-employment benefits	248,324	240,425	216,489
Depreciation	3,156,181	3,029,868	2,911,048
Amortization	465,558	431,247	356,581
Electricity	656,121	912,832	949,435
Research & development	468,134	499,775	526,602
Vehicles maintenance	1,428,012	1,446,628	1,414,940
Total administrative expenses	1,939,602	2,041,286	1,985,755
Administrative expenses [member]
Statement of comprehensive income [Line Items]
Wages and salaries	828,667	840,599	813,467
Expenses related to post-employment benefits	83,037	88,880	73,290
Other employee benefits	187,075	177,908	176,240
Travel	17,513	42,692	40,929
Depreciation	146,483	131,337	101,274
Amortization	115,254	112,171	112,418
Communication	10,390	11,150	10,616
Electricity	7,968	8,799	8,309
Taxes and public dues	59,274	78,932	71,973
Rental	34,966	39,886	69,516
Repairs	8,952	13,454	15,291
Entertainment	8,328	11,123	11,816
Advertising	71,743	82,574	106,875
Research & development	116,273	110,315	108,352
Service fees	156,530	193,486	165,938
Vehicles maintenance	4,880	7,660	8,942
Industry association fee	9,586	9,609	9,571
Conference	11,576	15,104	14,510
Increase to provisions	12,285	18,071	14,433
Others	₩ 48,822	₩ 47,536	₩ 51,995